Accruals and other current liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Accruals and other current liabilities

8 Accruals and other current liabilities

	As of December 31,
	2023	2024	2024
	S$	S$	US$
Accruals	148,474	127,515	93,336
Advances from investors	356,000	-	-
Goods and Services Tax payables	12,575	1,104	808
Deferred liability	9,799	-	-
Other payables
- Professional fee payables	183,270	101,545	74,327
- Amount due to employees	188	-	-
- Others	29,292	24,748	18,114
Total	739,598	254,912	186,585

Advances from investors are funds received in advance for share allotments completed during the financial year ended December 31, 2024.